INVENTORY (Details 1) - Inventory Provision [Member] - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Beginning balance	R$ (142.5)	R$ (160.2)
Effects of cumulative translation adjustment	(16.7)	12.9
Provisions	(264.0)	(262.9)
Write-off	282.1	267.7
Final balance	R$ (141.1)	R$ (142.5)